CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Allowance for doubtful accounts	¥ 7,632,517	¥ 139,445,017	¥ 25,044,327
Foreign currency translation adjustment, income tax	0	0	0
Unrealized gain on available for sale securities, income tax	0	3,080	1,184,686
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 0	¥ 64,025	¥ 1,698,460